PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation	$ 23	$ 4